Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Interest income	$ 11,214	$ 11,196	$ 11,125	$ 10,963	$ 11,230	$ 11,298	$ 11,592	$ 11,545	$ 44,498	$ 45,665	$ 49,114
Interest expense	1,217	1,240	1,278	1,309	1,316	1,433	1,777	1,816	5,044	6,342	7,905
Net interest income	9,997	9,956	9,847	9,654	9,914	9,865	9,815	9,729	39,454	39,323	41,209
Provision for loan losses	0	0	0	0	30	0	1,000	1,000	0	2,030	8,900
Noninterest income	2,168	2,313	2,183	2,085	2,324	2,447	3,088	3,007	8,749	10,866	9,726
Noninterest expense	9,090	9,899	8,811	8,707	9,576	9,972	9,281	11,934	36,507	40,763	38,667
Income tax (benefit) expense	1,074	802	1,121	1,045	903	771	810	(62)	4,042	2,422	546
Net income					1,729	1,569	1,812	(136)	7,654	4,974	2,822
Preferred stock dividends					0	0	320	295
Net income available to common shareholders	$ 2,001	$ 1,568	$ 2,098	$ 1,987	$ 1,729	$ 1,569	$ 1,492	$ (431)	$ 7,654	$ 4,359	$ 1,038
Net income (loss) per share:
Basic (loss) earnings per share (in dollars per share)	$ 0.38	$ 0.30	$ 0.40	$ 0.38	$ 0.33	$ 0.30	$ 0.29	$ (0.08)	$ 1.46	$ 0.83	$ 0.20
Diluted (loss) earnings per share (in dollars per share)	$ 0.38	$ 0.30	$ 0.40	$ 0.38	$ 0.33	$ 0.30	$ 0.29	$ (0.08)	$ 1.46	$ 0.83	$ 0.20